Changes in significant accounting policies - Summary of Transition To IFRS 16 (Detail) - RUB (₽) ₽ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	[1]
Disclosure OF Transition To IFRS Sixteen [Abstract]
Right-of-use assets	₽ 279,249	₽ 345,051
Lease liabilities		(343,455)
Prepaid expenses and other current assets		₽ (1,596)

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.